Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ (7,589,694)			$ (1,060,220)	¥ 5,631,753
Residual value percentage	5.00%			5.00%
Convertible notes payable	¥ 238,739,310			$ 33,350,000	¥ 109,119,912
VAT Percentage	6.00%	6.00%
Recognized tax benefit	50.00%			50.00%
Weight average dilutive shares (in Shares) | shares	23,391,347	23,391,347	9,820,804
Operating segment	1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation | ¥	¥ 1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation | $		$ 0.1397
VIYI [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.0966			1.0966
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	47.00%			47.00%	47.00%
MicroAlgo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	46.70%			46.70%	48.80%
Viru [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	45.00%			45.00%	45.00%
WiMi Cayman [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
Average translation rates			1
Skystar [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates			1.1004
Skystar [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.1397			0.1397
Average translation rates			0.1407
Fe-da Electronics [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1.0847			1.0847
Fe-da Electronics [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					0.1391
Average translation rates	0.1392			0.1392
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.0799			1.0799
China [Member]
Summary of Significant Accounting Policies [Line Items]
VAT Percentage	13.00%	13.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate	7.00%	7.00%
Other Comprehensive Income (Loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ 7,589,694			$ 1,060,220	¥ 5,631,753